Distribution of Capital Expenditure by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 29,488	$ 33,026	$ 36,005
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	3,976	12,406	16,987
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	1,887	2,506	4,795
United States
Property, Plant and Equipment [Line Items]
Capital Expenditures	20,842	13,389	10,222
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 2,783	$ 4,725	$ 4,001